EMPLOYEE BENEFIT PLANS	12 Months Ended
Dec. 31, 2024
EMPLOYEE BENEFIT PLANS
EMPLOYEE BENEFIT PLANS

16.          EMPLOYEE BENEFIT PLANS

Full time employees in the PRC, Singapore, Malaysia and the United States participate in government-mandated defined contribution plans pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. The PRC labor regulations require the Group to make contributions based on certain percentages of the employees’ basic salaries. Other than the contribution, there is no further obligation under these plans. The total contribution for such employee benefits, which were expensed as incurred, was $6,646, $6,832 and $4,353 for the years ended December 31, 2022, 2023 and 2024, respectively.